MassMutual
                                                             Corporate Investors


                                                                  Report for the
                                               Three Months Ended March 31, 2010













                                                                          [LOGO]

ADVISER
Babson Capital Management LLC*
1500 Main Street, P.O. Box 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.* P.O. Box 173673
Denver, Colorado 802 17-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mci

             MassMutual Corporate Investors
             c/o Babson Capital Management LLC
[LOGO]       1500 Main Street, Suite 2200
             Springfield, Massachusetts 01115
             (413) 226-1516

*Member of the MassMutual Financial Group

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http://www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mci; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30 is available (1) on the Trust's website: http://www.babsoncapital. com/mci; and (2) on the SEC's website at http://www.sec.gov.

                                                                             MCI
                                                                          Listed
                                                                            NYSE

                                                  MassMutual Corporate Investors

TO OUR SHAREHOLDERS

April 30, 2010

We are pleased to present the March 31, 2010 Quarterly Report of MassMutual Corporate Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 54 cents per share, payable on May 7, 2010 to shareholders of record on April 26, 2010. The Trust paid a 54 cent per share dividend for the preceding quarter. The Trust earned 52 cents per share of net investment income for the first quarter of 2010, compared to 47 cents per share in the previous quarter.

During the first quarter, the net assets of the Trust increased to $220,735,765 or $23.50 per share compared to $214,436,954 or $22.89 per share on December 31, 2009. This translates into a 2.7% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 20.2%, 3.3%, 9.3%, 10.2%, and 13.7% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends.

The Trust's share price increased 7.0% during the quarter, from $25.10 per share as of December 31, 2009 to $26.85 per share as of March 31, 2010. The Trust's market price of $26.85 per share equates to a 14.3% premium over the March 31, 2010 net asset value per share of $23.50. The Trust's average quarter-end premium for the 3, 5 and 10-year periods was 5.6%, 9.2% and 6.9%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 8.9% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 4.6% for the quarter.

The Trust closed two new private placement investments during the first quarter. The two new investments were in Manhattan Beachwear Holding Company and Eatem Holding Company. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these two transactions was $6,000,000.

Banks and other senior debt providers have steadily increased the amount of capital available to finance middle market buyout transactions over the past few quarters. As a result, we have seen a significant increase in deal flow available to the Trust over the past few months. We are hopeful that this higher level of deal flow will translate into an increase in the number of new investments for the Trust as we progress through the rest of 2010. On the negative side, the trend towards lower leverage and more conservative capital structures that we enjoyed through most of 2009 appears to be changing. Leverage multiples have increased since the start of 2010 and we expect them to continue to increase during the rest of the year. At the same time, we are seeing downward pressure on pricing and return expectations. However, our approach to investing will not change. We will continue to maintain the same discipline and investment philosophy that has served us well for so many years.

During 2009, we spent considerable time working closely with the transaction sponsors and management teams of many of our portfolio companies who were struggling due to the weak economy. With the economy now improving, it is refreshing to see many of our underperforming companies starting to show signs of improved results. Assuming the economy continues to improve, we expect the overall condition of the Trust's portfolio to strengthen as the rest of 2010 unfolds. We are also seeing signs of a recovery in realization activity. One of the Trust's portfolio companies, Tangent Rail Corporation, was sold for a gain on April 1, 2010. There are a number of portfolio companies that are in various stages of a sale process and we are hopeful that many of these will turn into successful realizations in the upcoming quarters.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Michael L. Klofas
Michael L. Klofas
President

-------------------------------------------------------------------------------
                      PORTFOLIO COMPOSITION AS OF 3/31/10*

                            [PIE CHART APPEARS HERE]

        PRIVATE / 144A HIGH                        PUBLIC HIGH YIELD
        YIELD DEBT                                 DEBT
        69.2%                                      16.3%

        PRIVATE / RESTRICTED                       PUBLIC EQUITY
        EQUITY                                     0.9%
        11.9%

        CASH & SHORT-TERM
        INVESTMENTS
        1.7%
-------------------------------------------------------------------------------

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be "forward looking" statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management's current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust's trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust's current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

-------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010
(UNAUDITED)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $219,366,435)                                         $ 185,692,381
Corporate restricted securities at market value
  (Cost - $16,528,406)                                          $  16,359,435
Corporate public securities at market value
  (Cost - $45,588,320)                                          $  42,716,941
Short-term securities at amortized cost                             1,999,859
                                                                -------------
                                                                  246,768,616

Cash                                                                2,291,133
Interest and dividends receivable                                   5,750,694
Receivable for investments sold                                     1,271,408
Other assets                                                           18,856
                                                                -------------
   TOTAL ASSETS                                                   256,100,707
                                                                -------------


LIABILITIES:
Payable for investments purchased                                   4,222,827
Investment advisory fee payable                                       689,799
Note payable                                                       30,000,000
Interest payable                                                      202,105
Accrued expenses                                                      111,366
Accrued taxes payable                                                 138,845
                                                                -------------
   TOTAL LIABILITIES                                               35,364,942
                                                                -------------
   TOTAL NET ASSETS                                             $ 220,735,765
                                                                =============

NET ASSETS:
Common shares, par value $1.00 per share; an unlimited
  number authorized                                             $   9,391,780
Additional paid-in capital                                        114,415,959
Retained net realized gain on investments, prior years            127,688,004
Undistributed net investment income                                 7,176,708
Accumulated net realized loss on investments                       (1,083,437)
Net unrealized depreciation of investments after taxes            (36,853,249)
                                                                -------------
   TOTAL NET ASSETS                                             $ 220,735,765
                                                                =============
COMMON SHARES ISSUED AND OUTSTANDING                                9,391,780
                                                                =============
NET ASSET VALUE PER SHARE                                       $       23.50
                                                                =============

See Notes to Consolidated Financial Statements
-------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS             MassMutual Corporate Investors
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $   6,068,632
Dividends                                                                 4,014
Other                                                                    24,179
                                                                  -------------
   TOTAL INVESTMENT INCOME                                            6,096,825
                                                                  -------------

EXPENSES:
Investment advisory fees                                                689,799
Interest                                                                396,000
Trustees' fees and expenses                                              54,600
Professional fees                                                        37,200
Reports to shareholders                                                  30,000
Custodian fees                                                            6,000
Transfer agent/registrar's expenses                                       4,500
Other                                                                     7,069
                                                                  -------------
    TOTAL EXPENSES                                                    1,225,168
                                                                  -------------
INVESTMENT INCOME - NET                                               4,871,657
                                                                  -------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments before taxes                          (212,614)
Income tax expense                                                       (1,298)
                                                                  -------------
   Net realized loss on investments after taxes                        (213,912)
Net change in unrealized depreciation of investments before taxes     1,038,317
Net change in deferred income tax expense                                26,445
                                                                  -------------
Net change in unrealized depreciation of investments after taxes      1,064,762
                                                                  -------------
   NET GAIN ON INVESTMENTS                                              850,850
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   5,722,507
                                                                  =============

See Notes to Consolidated Financial Statements
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 31, 2010
(UNAUDITED)


NET DECREASE IN CASH:
Cash flows from operating activities:
   Purchases/Proceeds/Maturities from short-term portfolio
      securities, net                                            $  (1,997,793)
   Purchases of portfolio securities                               (17,538,566)
   Proceeds from disposition of portfolio securities                 7,330,570
   Interest, dividends and other income received                     3,097,574
   Interest expense paid                                              (396,000)
   Operating expenses paid                                            (881,924)
   Income taxes paid                                                   (57,298)
                                                                 -------------
      NET CASH USED FOR OPERATING ACTIVITIES                       (10,443,437)
                                                                 -------------
Cash flows from financing activities:
   Cash dividends paid from net investment income                   (5,058,513)
   Receipts for shares issued on reinvestment of dividends             576,304
                                                                 -------------
      NET CASH USED FOR FINANCING ACTIVITIES                        (4,482,209)
                                                                 -------------
NET DECREASE IN CASH                                               (14,925,646)
Cash - beginning of year                                            17,216,779
                                                                 -------------
CASH - END OF PERIOD                                             $   2,291,133
                                                                 =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH USED FOR OPERATING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   5,722,507
                                                                 -------------
   Increase in investments                                         (16,208,968)
   Increase in interest and dividends receivable                    (2,594,626)
   Increase in receivable for investments sold                      (1,224,106)
   Increase in other assets                                            (18,856)
   Increase in payable for investments purchased                     4,222,827
   Increase in investment advisory fee payable                          19,684
   Decrease in accrued expenses                                        (53,581)
   Decrease in accrued taxes payable                                   (82,445)
   Decrease in other payables                                         (225,873)
                                                                 -------------
      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS              (16,165,944)
                                                                 -------------
      NET CASH USED FOR OPERATING ACTIVITIES                     $ (10,443,437)
                                                                 =============


See Notes to Consolidated Financial Statements
-------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS                          MassMutual Corporate Investors
OF CHANGES IN NET ASSETS

                                                                For the three
                                                                 months ended      For the
                                                                   03/31/10       year ended
                                                                  (Unaudited)      12/31/09
                                                                 -------------   -------------
INCREASE IN NET ASSETS:

Operations:
   Investment income - net                                       $   4,871,657   $  19,170,412
   Net realized gain (loss) on investments                            (213,912)        868,412
   Net change in unrealized depreciation of investments              1,064,762       5,285,777
                                                                 -------------   -------------
   Net increase in net assets resulting from operations              5,722,507      25,324,601

Increase from common shares issued on reinvestment of dividends
   Common shares issued (2010 - 24,164; 2009 - 48,107)                 576,304       1,137,714

Dividends to shareholders from:
   Net investment income (2009 - $2.16 per share)                         --       (20,168,880)
                                                                 -------------   -------------

   TOTAL INCREASE IN NET ASSETS                                      6,298,811       6,293,435

NET ASSETS, BEGINNING OF YEAR                                      214,436,954     208,143,519
                                                                 -------------   -------------
NET ASSETS, END OF PERIOD/YEAR (including undistributed
  net investment income of $7,176,708 and $2,305,051,
  respectively)                                                  $ 220,735,765   $ 214,436,954
                                                                 =============   =============

See Notes to Consolidated Financial Statements
-------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                             For the
                                           three months
                                              ended                        For the years ended December 31,
                                            3/31/2010     -----------------------------------------------------------------
                                           (Unaudited)       2009          2008          2007          2006          2005
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net asset value:
   Beginning of year                        $   22.89     $   22.33     $   27.19     $   27.51     $   26.06     $   24.34

Net investment income (a)                        0.52          2.05          2.31          2.56          2.27          2.03

Net realized and unrealized
  gain (loss) on investments                     0.09          0.66         (5.02)        (0.35)         1.62          1.96(b)

Total from investment operations                 0.61          2.71         (2.71)         2.21          3.89          3.99

Dividends from net investment
  income to common shareholders                  --           (2.16)        (2.16)        (2.57)        (2.47)        (2.11)

Dividends from net realized gain
  on investments to common shareholders          --            --            --            --           (0.01)        (0.18)

Increase from dividends reinvested               --            0.01          0.01          0.04          0.04          0.02

Total dividends                                  --           (2.15)        (2.15)        (2.53)        (2.44)        (2.27)

Net asset value:
  End of period/year                        $   23.50     $   22.89     $   22.33     $   27.19     $   27.51     $   26.06

Per share market value:
  End of period/year                        $   26.85     $   25.10     $   19.25     $   30.20     $   34.89     $   30.05

Total investment return

   Net asset value (c)                           2.66%        12.64%       (10.34%)        8.72%        18.06%        20.04%

   Market value                                  6.97%        39.89%       (30.44%)       (8.78%)       29.04%        16.95%

Net assets (in millions):
   End of period/year                       $  220.74     $  214.44     $  208.14     $  251.16     $  251.69     $  236.28

Ratio of operating expenses
   to average net assets                         1.55%(d)      1.58%         1.49%         1.55%         1.43%         1.78%

Ratio of interest expense
   to average net assets                         0.74%(d)      0.75%         0.67%         0.59%         0.60%         0.73%

Ratio of income tax expense
   to average net assets (e)                     0.00%(d)      0.00%         0.00%         0.35%         2.46%         2.84%

Ratio of total expenses before
   custodian fee reduction to
   average net assets (e)                        2.29%(d)      2.33%         2.16%         2.49%         4.53%         5.36%

Ratio of net expenses after
   custodian fee reduction to
   average net assets (e)                        2.29%(d)      2.33%         2.16%         2.49%         4.49%         5.35%

Ratio of net investment income
   to average net assets                         9.08%(d)      9.06%         9.01%         9.17%         8.19%         7.98%

Portfolio turnover                                  4%           23%           32%           44%           35%           35%

(a) Calculated using average shares.
(b) Amount includes $0.19 per share in litigation proceeds.
(c) Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d) Annualized
(e) As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

Senior borrowings:
Total principal amount (in millions)        $      30     $      30     $      30     $      30     $      20     $      20

   Asset coverage per $1,000
   of indebtedness                          $   8,358     $   8,148     $   7,938     $   9,732     $  13,584     $  12,814

See Notes to Consolidated Financial Statements
-------------------------------------------------------------------------------
6

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 91.53%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 84.12%

A E COMPANY, INC.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015                                 $  1,413,462                *     $  1,385,193     $  1,415,809
13% Senior Subordinated Note due 2016                            $  1,413,461         11/10/09        1,265,201        1,416,384
Common Stock (B)                                                 323,077 shs.         11/10/09          323,077          306,923
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                             161,538 shs.         11/10/09          119,991            1,615
                                                                                                   ------------     ------------
* 11/10/09 and 11/18/09.                                                                              3,093,462        3,140,731
                                                                                                   ------------     ------------

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  2,497,509         11/21/07        2,446,032        2,522,484
Limited Partnership Interest (B)                                  23.16% int.         11/21/07          224,795          310,220
                                                                                                   ------------     ------------
                                                                                                      2,670,827        2,832,704
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $    850,946         12/31/08          739,153          867,964
Limited Liability Company Unit Class A-2 (B)                       1,276 uts.         12/31/08          140,406          201,183
Limited Liability Company Unit Class A-3 (B)                       1,149 uts.         12/31/08          126,365          181,065
                                                                                                   ------------     ------------
                                                                                                      1,005,924        1,250,212
                                                                                                   ------------     ------------

A S C GROUP, INC.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016                         $  2,318,182         10/09/09        1,986,875        2,344,542
Limited Liability Company Unit Class A (B)                         2,359 uts.         10/09/09          231,818          220,215
Limited Liability Company Unit Class B (B)                         2,782 uts.         10/09/09          273,352               28
                                                                                                   ------------     ------------
                                                                                                      2,492,045        2,564,785
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    735,000         05/15/08          720,300          683,359
13% Senior Subordinated Note due 2015                            $    735,000         05/15/08          669,579          657,637
Common Stock (B)                                                 105,000 shs.         05/15/08          105,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              36,923 shs.         05/15/08           62,395             --
                                                                                                   ------------     ------------
                                                                                                      1,557,274        1,340,996
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               7

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  2,182,626         12/27/07     $  2,140,111     $  2,171,697
Preferred Stock (B)                                                1,031 shs.         12/27/07          510,000          333,612
                                                                                                   ------------     ------------
                                                                                                      2,650,111        2,505,309
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $  1,627,500         03/09/07        1,603,088        1,633,684
14% Senior Subordinated Note due 2015                            $  1,260,000         03/09/07        1,154,713        1,260,000
Common Stock (B)                                                 262,500 shs.         03/09/07          262,500             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              66,116 shs.         03/09/07          111,528             --
                                                                                                   ------------     ------------
                                                                                                      3,131,829        2,893,684
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $  1,140,317         09/26/08        1,048,154        1,115,091
Common Stock (B)                                                   1,347 shs.         09/26/08          134,683           72,804
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 958 shs.         09/26/08           87,993           51,779
                                                                                                   ------------     ------------
                                                                                                      1,270,830        1,239,674
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  3,187,495                *        3,033,665        3,187,495
Preferred Class A Unit (B)                                         3,223 uts.               **          322,300          519,524
Preferred Class B Unit (B)                                         1,526 uts.         06/09/08          152,626          200,188
Common Class B Unit (B)                                           30,420 uts.         01/22/04                1           72,478
Common Class D Unit (B)                                            6,980 uts.         09/12/06                1           16,630
                                                                                                   ------------     ------------
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.                                                    3,508,593        3,996,315
                                                                                                   ------------     ------------
APEX ANALYTIX HOLDING CORPORATION
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2016                          $  1,912,500         04/28/09        1,603,912        1,969,875
Preferred Stock Series B (B)                                       3,065 shs.         04/28/09          306,507               31
Common Stock (B)                                                   1,366 shs.         04/28/09            1,366               14
                                                                                                   ------------     ------------
                                                                                                      1,911,785        1,969,920
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
8

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
14% Senior Subordinated Note due 2012                            $  1,859,060         05/18/05     $  1,667,348     $  1,487,248
Preferred Stock (B)                                                   63 shs.         10/16/09           62,756           31,380
Common Stock (B)                                                     497 shs.         05/18/05          497,340             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128             --
                                                                                                   ------------     ------------
                                                                                                      2,339,572        1,518,628
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  2,281,593         06/30/06        2,175,148        2,215,892
Preferred Stock Class A (B)                                          879 shs.         06/30/06          268,121          121,582
Common Stock (B)                                                        1 sh.         06/30/06              286             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 309 shs.         06/30/06           92,102           42,730
                                                                                                   ------------     ------------
                                                                                                      2,535,657        2,380,204
                                                                                                   ------------     ------------
CDNT, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    750,872         08/07/08          735,855          696,594
12.5% Senior Subordinated Note due 2015                          $    750,872         08/07/08          688,607          661,730
Common Stock (B)                                                  73,256 shs.         08/07/08           73,256             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              57,600 shs.         08/07/08           57,689             --
                                                                                                   ------------     ------------
                                                                                                      1,555,407        1,358,324
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                     109 shs.                *              503          795,663
                                                                                                   ------------     ------------
* 12/30/97 and 05/29/99.

CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  2,400,000         12/02/08        2,225,100        2,448,000
Preferred Stock (B)                                                  277 shs.         12/02/08          276,900          270,099
                                                                                                   ------------     ------------
                                                                                                      2,502,000        2,718,099
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $  1,214,286         10/10/08     $  1,098,929     $  1,238,572
Common Stock (B)                                                     607 shs.         10/10/08           60,714           50,637
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)                                   934 shs.         10/10/08           91,071           77,904
                                                                                                   ------------     ------------
                                                                                                      1,250,714        1,367,113
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  2,393,954         01/12/07        2,233,202          957,582
Limited Liability Company Unit Class A (B)                       156,046 uts.         01/12/07          156,046             --
Limited Liability Company Unit Class C (B)                       112,873 uts.         01/12/07          112,873             --
                                                                                                   ------------     ------------
                                                                                                      2,502,121          957,582
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                    17,152 shs.         07/05/07          700,392        1,715,247
Preferred Stock Series C (B)                                       8,986 shs.         07/05/07          300,168          898,560
Common Stock (B)                                                     718 shs.         07/05/07                7              251
Limited Partnership Interest (B)                                  12.64% int.                *          189,586             --
                                                                                                   ------------     ------------
*08/12/04 and 01/14/05.                                                                               1,190,153        2,614,058
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  2,550,000         08/04/05        2,469,296        2,550,000
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 20 shs.         08/04/05          137,166          206,157
                                                                                                   ------------     ------------
                                                                                                      2,606,462        2,756,157
                                                                                                   ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  2,295,000         08/21/08        2,085,196        2,340,900
Common Stock (B)                                                 255,000 shs.         08/21/08          255,000           78,535
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             136,070 shs.         08/21/08          194,826           41,907
                                                                                                   ------------     ------------
                                                                                                      2,535,022        2,461,342
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
10

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CUSTOM ENGINEERED WHEELS, INC.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016                          $  2,182,212         10/27/09     $  1,892,808     $  2,202,479
Preferred Stock PIK                                                  296 shs.         10/27/09          295,550          280,773
Preferred Stock Series A                                             216 shs.         10/27/09          197,152                2
Common Stock (B)                                                      72 shs.         10/27/09           72,238           68,628
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  53 shs.         10/27/09           48,608                1
                                                                                                   ------------     ------------
                                                                                                      2,506,356        2,551,883
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $  1,847,826         10/30/06        1,755,391        1,809,474
Limited Partnership Interest (B)                                   1.82% int.         10/30/06          702,174          785,938
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               50 shs.         10/30/06           49,830           68,454
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  34 shs.         10/30/06           34,000           31,455
                                                                                                   ------------     ------------
                                                                                                      2,541,395        2,695,321
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.20% int.         08/27/98          734,090             --
Preferred Stock (B)                                                2,586 shs.         12/14/01        2,186,976        2,082,021
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)        13,352 shs.                *          403,427             --
                                                                                                   ------------     ------------
* 10/24/96 and 08/28/98.                                                                              3,324,493        2,082,021
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    405,000         11/01/06          398,925          415,762
13% Senior Subordinated Note due 2014                            $    855,000         11/01/06          784,426          855,000
Common Stock (B)                                                 180,000 shs.         11/01/06          180,000          173,885
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              56,514 shs.         11/01/06           78,160           54,594
                                                                                                   ------------     ------------
                                                                                                      1,441,511        1,499,241
                                                                                                   ------------     ------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   6,906 shs.                *     $    690,600     $  1,162,678
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                 2,034 shs.         10/30/03          186,469          342,371
                                                                                                   ------------     ------------
*10/30/03 and 01/02/04.                                                                                 877,069        1,505,049
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  2,321,162         01/08/08        2,277,911        2,174,400
Common Stock (B)                                                     660 shs.         01/08/08          329,990           41,361
                                                                                                   ------------     ------------
                                                                                                      2,607,901        2,215,761
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04           77,208          196,205
                                                                                                   ------------     ------------
EATEM HOLDING COMPANY
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers or retail and foodservice end products.
12.5% Senior Subordinated Note due 2018                          $  2,850,000         02/01/10        2,471,700        2,834,681
Common Stock                                                         150 shs.         02/01/10          150,000          142,500
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 358 shs.         02/01/10          321,300                4
                                                                                                   ------------     ------------
                                                                                                      2,943,000        2,977,185
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  2,208,822         10/06/08        2,164,902        2,229,186
Preferred Stock (B)                                                4,341 shs.         10/06/08          434,074          203,305
Common Stock (B)                                                   3,069 shs.         10/06/08            3,069             --
                                                                                                   ------------     ------------
                                                                                                      2,602,045        2,432,491
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014 (D)                        $  2,390,625         06/01/06        2,220,452          597,656
Limited Liability Company Units of Linden/FHS Holdings LLC (B)       159 uts.         06/01/06          159,362             --
Common Unit Class B (B)                                            1,386 uts.         06/01/06          122,361             --
                                                                                                   ------------     ------------
                                                                                                      2,502,175          597,656
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
12

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)                        $    918,385         04/13/06     $    904,609     $    229,596
14% Senior Subordinated Note due 2014 (D)                        $    555,059         04/13/06          495,635             --
                                                                                                   ------------     ------------
                                                                                                      1,400,244          229,596
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015                            $  1,912,500         11/01/07        1,727,592        1,721,250
16% PIK Note due 2015                                            $    400,977         12/31/08          327,475          360,879
8% Series A Convertible Preferred Stock, convertible into
  fully dilluted common shares (B)                               146,658 shs.         11/01/07          146,658             --
                                                                                                   ------------     ------------
                                                                                                      2,201,725        2,082,129
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)                       $    685,100         10/15/09          512,231          342,550
Preferred Stock (B)                                                   40 shs.                *           40,476             --
Preferred Stock Series B (B)                                       2,055 shs.         10/15/09        1,536,694
Common Stock (B)                                                     340 shs.         02/10/06          340,000             --
Common Stock Class C (B)                                             560 shs.         10/15/09             --               --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 126 shs.         02/10/06          116,875             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.                                                                              2,546,276          342,550
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       1.19% int.         07/21/94          367,440             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  2,043,269                *        1,943,087        2,043,269
Common Stock (B)                                                      63 shs.                *           62,742           77,020
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 200 shs.                *          199,501          244,907
                                                                                                   ------------     ------------
* 06/30/04 and 08/19/04.                                                                              2,205,330        2,365,196
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  2,075,581         08/19/08     $  1,920,297     $  1,971,802
Common Stock (B)                                                     474 shs.         08/19/08          474,419           98,430
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 123 shs.         08/19/08          113,773           25,440
                                                                                                   ------------     ------------
                                                                                                      2,508,489        2,095,672
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      69 shs.         02/27/07            2,077          175,764
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  20 shs.         02/27/07              612           51,767
                                                                                                   ------------     ------------
                                                                                                          2,689          227,531
                                                                                                   ------------     ------------
INTERNATIONAL OFFSHORE SERVICES LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017                 $  2,550,000         07/07/09        2,299,566        2,551,132
Limited Liability Company Unit (B)                                 3,112 uts.         07/07/09          186,684               31
                                                                                                   ------------     ------------
                                                                                                      2,486,250        2,551,163
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    963,687         08/04/00          848,275           48,184
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,470             --
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,870 shs.         08/04/00          115,412             --
                                                                                                   ------------     ------------
                                                                                                      1,850,157           48,184
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $  1,593,750         12/15/04        1,555,626        1,593,750
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109          163,556
                                                                                                   ------------     ------------
                                                                                                      1,656,735        1,757,306
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  2,446,554         10/15/07        2,398,391        2,471,005
Common Stock (B)                                                 220,673 shs.         10/15/07          220,673          234,680
                                                                                                   ------------     ------------
                                                                                                      2,619,064        2,705,685
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
15.5% Senior Subordinated Note due 2013                          $  3,012,887         05/25/06     $  2,641,395     $  1,506,444
Common Stock (B)                                                 134,210 shs.         05/25/06          134,210             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              82,357 shs.         05/25/06           71,534             --
                                                                                                   ------------     ------------
                                                                                                      2,847,139        1,506,444
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014                            $  2,106,522         07/16/08        1,968,368        1,579,892
Convertible Preferred Stock Series C (B)                              55 shs.         06/30/09           55,435             --
Convertible Preferred Stock Series D (B)                              24 shs.         09/17/09           24,476             --
Common Stock (B)                                                     443 shs.         07/15/08          443,478             --
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)                                   734 shs.                *           96,024             --
                                                                                                   ------------     ------------
* 07/16/08 and 09/17/09.                                                                              2,587,781        1,579,892
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
18% Senior Subordinated Note due 2014                            $  2,811,873         03/14/07        2,559,653        2,249,498
Common Stock (B)                                                     232 shs.         03/13/07          232,000             --
Warrant, exercisable until 2019, to purchase
  preferred stock at $.01 per share (B)                              134 shs.         07/07/09             --               --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                 167 shs.         03/14/07          162,260             --
                                                                                                   ------------     ------------
                                                                                                      2,953,913        2,249,498
                                                                                                   ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Subordinated Note due 2015                            $  2,287,451         12/20/07        2,246,104        2,310,326
Preferred Stock (B)                                              363,260 shs.         12/20/07          363,260          426,715
Common Stock (B)                                                 102,616 shs.         12/20/07            1,026           28,684
                                                                                                   ------------     ------------
                                                                                                      2,610,390        2,765,725
                                                                                                   ------------     ------------
L H D EUROPE HOLDING, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
Common Stock (B)                                                      85 shs.         12/28/09            7,916           24,225
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MVI HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $  1,233,229         09/12/08     $  1,143,030     $  1,182,441
Common Stock (B)                                                      61 shs.         09/12/08           60,714             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  66 shs.         09/12/08           65,571             --
                                                                                                   ------------     ------------
                                                                                                      1,269,315        1,182,441
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    975,000         05/04/07          912,469          975,000
Limited Liability Company Unit (B)                                24,109 uts.                *          314,464          326,342
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               3,375 shs.         05/04/07           43,031           45,685
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.                                                                              1,269,964        1,347,027
                                                                                                   ------------     ------------
MANHATTAN BEACHWEAR HOLDING COMPANY
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 2018                          $  2,647,059         01/15/10        2,314,756        2,648,354
Common Stock (B)                                                     353 shs.         01/15/10          352,941          335,293
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 312 shs.         01/15/10          283,738                3
                                                                                                   ------------     ------------
                                                                                                      2,951,435        2,983,650
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
6.79% Senior Secured Tranche A Note due 2010 (C)                 $    236,006         09/03/04          236,006          234,813
12.5% Senior Secured Tranche B Note due 2011                     $    313,433         09/03/04          301,350          304,402
6.75% Senior Secured Revolver due 2011 (C)                       $     50,933         09/03/04           50,933           50,122
Limited Partnership Interest (B)                                   7.84% int.         09/03/04           58,769           15,953
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473           11,527
                                                                                                   ------------     ------------
                                                                                                        686,531          616,817
                                                                                                   ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $  1,166,548         08/29/08        1,040,200        1,189,879
Preferred Unit (B)                                                   126 uts.         08/29/08          125,519          139,579
Common Unit Class A (B)                                            1,268 uts.         08/29/08            1,268           85,843
Common Unit Class B (B)                                              472 uts.         08/29/08          120,064           31,941
                                                                                                   ------------     ------------
                                                                                                      1,287,051        1,447,242
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
16

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  2,161,017         09/24/08     $  1,981,274     $  2,052,966
Preferred Stock (B)                                                  107 shs.         09/24/08          103,255           12,034
Limited Partnership Interest (B)                                   1.40% int.         09/16/08          388,983             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/24/08           33,268             --
                                                                                                   ------------     ------------
                                                                                                      2,506,780        2,065,000
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)                        $  2,685,614                *        2,583,450        2,282,772
Common Stock (B)                                                     450 shs.                *          450,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 164 shs.                *          162,974             --
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.                                                                              3,196,424        2,282,772
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  2,353,846         07/21/08        2,229,974        2,118,461
Preferred Stock (B)                                                  263 shs.         07/21/08          261,830             --
Common Stock (B)                                                      18 shs.         07/21/08           20,000             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  10 shs.         07/21/08           11,285             --
                                                                                                   ------------     ------------
                                                                                                      2,523,089        2,118,461
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  21.23% int.         08/04/06          106,153          260,507
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                               1,107 shs.         08/04/06          107,109          271,548
                                                                                                   ------------     ------------
                                                                                                        213,262          532,055
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)                        $  2,550,000         07/25/08        2,408,686        1,275,000
14% PIK Note due 2014 (D)                                        $    792,791         07/25/08          646,821          396,395
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 152 shs.         03/31/06          138,125             --
                                                                                                   ------------     ------------
                                                                                                      3,193,632        1,671,395
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    625,000         02/24/06     $    575,313     $    312,500
Limited Liability Company Unit (B)                                   825 uts.                *          825,410             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 129 shs.         02/24/06           37,188             --
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.                                                                              1,437,911          312,500
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Secured Term Note Series A due 2010                   $     29,494         11/14/08           29,494           29,494
14% Senior Subordinated Note due 2014 (D)                        $  1,338,613         05/28/04        1,155,793             --
10.75% Senior Secured Note due 2011 (D)                          $    609,206         05/28/04          607,397          152,302
                                                                                                   ------------     ------------
                                                                                                      1,792,684          181,796
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  2,125,000         08/02/07        1,888,243        2,146,250
Common Stock (B)                                                 425,000 shs.         08/02/07          425,000          465,325
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                             119,360 shs.         08/02/07          194,257          130,685
                                                                                                   ------------     ------------
                                                                                                      2,507,500        2,742,260
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $  1,530,000         02/02/07        1,408,570        1,134,051
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    2.73% int.         02/01/07        1,019,980             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                       15 uts.                *           15,389            7,695
Limited Liability Company Unit Class D- 1 of
  Saw Mill PCG Partners LLC (B)                                       82 uts.         09/30/09           81,776           40,896
Preferred Stock Class A (B)                                             1 sh.         12/18/08            1,370              686
Preferred Stock Class A-1 (B)                                          7 shs.         09/30/09            7,096            3,550
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  91 shs.         02/02/07           90,830             --
                                                                                                   ------------     ------------
* 12/18/08 and 09/30/09.                                                                              2,625,011        1,186,878
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
18

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NORTHWEST MAILING SERVICES, INC.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016                            $  2,281,579         07/09/09     $  1,907,249     $  2,372,842
Limited Partnership Interest (B)                                   2,684 uts.         07/09/09          268,421          255,000
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               3,498 shs.         07/09/09          349,753               35
                                                                                                   ------------     ------------
                                                                                                      2,525,423        2,627,877
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
10% Senior Secured Note due 2012                                 $    812,500         01/28/02          812,500          609,375
15% Senior Subordinated Note due 2012 (D)                        $    500,000         01/28/02          473,642             --
Convertable Preferred Stock A (B)                                  1,000 shs.         01/28/02          961,637             --
Common Stock (B)                                                 312,500 shs.         01/28/02          312,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------     ------------
                                                                                                      2,722,324          609,375
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    145,713         01/03/06          143,527          150,409
13% Senior Subordinated Note due 2013                            $    687,241         01/03/06          637,170          687,241
Common Stock (B)                                                 322,307 shs.         01/03/06          322,307          221,484
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              75,378 shs.         01/03/06           62,824           51,799
                                                                                                   ------------     ------------
                                                                                                      1,165,828        1,110,933
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2010 (D)                        $  1,022,000         08/07/98        1,022,000          153,300
12% Senior Subordinated Note due 2010 (D)                        $    307,071         02/09/00          268,283           46,061
                                                                                                   ------------     ------------
                                                                                                      1,290,283          199,361
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 3,667 uts.         01/17/06          572,115          464,031
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 619 shs.         01/17/06          170,801           78,345
                                                                                                   ------------     ------------
                                                                                                        742,916          542,376
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PAS HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  2,335,864         07/03/06     $  2,244,109     $  2,359,223
Preferred Unit (B)                                                   382 uts.         07/03/06          382,150          564,465
Preferred Unit (B)                                                    69 uts.         07/03/06           68,790          101,608
Common Unit Class I (B)                                              148 uts.         07/03/06             --            734,650
Common Unit Class L (B)                                               31 uts.         07/03/06             --            155,251
                                                                                                   ------------     ------------
                                                                                                      2,695,049        3,915,197
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  2,295,000         03/31/06        2,190,745        2,295,000
Preferred Stock (B)                                                   36 shs.         03/31/06          329,596          450,878
Common Stock (B)                                                      23 shs.         03/31/06           25,500          161,468
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  13 shs.         03/31/06           11,122           93,926
                                                                                                   ------------     ------------
                                                                                                      2,556,963        3,001,272
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $  1,331,354         04/27/07        1,256,764        1,157,382
Limited Liability Company Unit (B)                             1,754,707 uts.         04/27/07           63,233             --
                                                                                                   ------------     ------------
                                                                                                      1,319,997        1,157,382
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  2,125,000         12/19/00        2,061,853        2,115,923
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625          288,947
                                                                                                   ------------     ------------
                                                                                                      2,327,478        2,404,870
                                                                                                   ------------     ------------
PEARLMAN ENTERPRISES, INC.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)                                       2,334 shs.         05/22/09          111,508             --
Preferred Stock Series B (B)                                      13,334 shs.         05/22/09          547,872             --
Common Stock (B)                                                  40,540 shs.         05/22/09        1,877,208             --
                                                                                                   ------------     ------------
                                                                                                      2,536,588             --
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
3% Senior Subordinated PIK Note due 2014 (D)                     $  2,198,100         10/02/06     $  2,014,226     $       --
Limited Liability Company Unit Class A                             1,384 uts.         10/02/06          510,000             --
Limited Liability Company Unit                                       143 uts.         05/22/09           72,042           67,828
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               8,595 shs.         10/02/06          124,644             --
                                                                                                   ------------     ------------
                                                                                                      2,720,912           67,828
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  2,372,093         02/11/08        2,185,301        2,292,649
Limited Partnership Interest (B)                                  23.70% int.         02/11/08          177,729           30,165
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,322 shs.         02/11/08          167,588           59,449
                                                                                                   ------------     ------------
                                                                                                      2,530,618        2,382,263
                                                                                                   ------------     ------------
PRECISION WIRE HOLDING COMPANY
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016                         $  2,564,895         11/12/09        2,303,532        2,565,971
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 206 shs.         11/12/09          203,944                2
                                                                                                   ------------     ------------
                                                                                                      2,507,476        2,565,973
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
13% Senior Subordinated Note due 2012                            $  1,742,711         05/28/04        1,598,853        1,836,249
Common Stock (B)                                                 354,167 shs.         05/28/04          354,166          357,104
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             377,719 shs.         05/28/04          377,719          380,852
                                                                                                   ------------     ------------
                                                                                                      2,330,738        2,574,205
                                                                                                   ------------     ------------
RAJ MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014                          $  2,434,074         12/15/06        2,244,702        2,190,666
Limited Liability Company Unit (B)                                 2,828 uts.         12/15/06          282,810            6,221
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   3 shs.         12/15/06          131,483            2,934
                                                                                                   ------------     ------------
                                                                                                      2,658,995        2,199,821
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
REI DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/18/08     $  2,467,911     $  2,548,952
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   6 shs.         01/18/08           31,089           35,047
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,583,999
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $  1,062,500         11/14/03        1,027,048        1,046,969
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946           63,659
                                                                                                   ------------     ------------
                                                                                                      1,149,994        1,110,628
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                           1,480 shs.         06/02/99          256,212          247,257
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $  1,538,793         09/10/04        1,487,318        1,538,793
Common Stock (B)                                                     612 shs.                *          642,937        1,041,562
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578          227,408
                                                                                                   ------------     ------------
* 09/10/04 and 10/05/07.                                                                              2,243,833        2,807,763
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $  1,765,385         01/15/09        1,556,628        1,596,219
Common Stock (B)                                                     131 shs.         01/15/09          130,769           32,693
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 282 shs.         01/15/09          281,604                3
                                                                                                   ------------     ------------
                                                                                                      1,969,001        1,628,915
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  2,223,076                *        2,047,279        2,156,753
Limited Liability Company Unit (B)                                   619 uts.                *          631,592          398,734
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 157 shs.                *          164,769          101,013
                                                                                                   ------------     ------------
* 08/31/07 and 03/06/08.                                                                              2,843,640        2,656,500
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
22

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SPARTAN FOODS HOLDING COMPANY
A manufacturer of branded pizza crusts and pancakes.
12.5% Senior Subordinated Note due 2017                          $  1,912,500         12/15/09     $  1,651,496     $  1,915,313
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 257 shs.         12/15/09          227,109                3
                                                                                                   ------------     ------------
                                                                                                      1,878,605        1,915,316
                                                                                                   ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  2,290,693         10/23/08        2,154,587        2,336,507
Common Stock (B)                                                  30,000 shs.         10/23/08          300,000          198,531
Warrant, excercisable until 2018, to purchase
  common stock at $.01 per share (B)                              11,054 shs.         10/23/08          100,650           73,152
                                                                                                   ------------     ------------
                                                                                                      2,555,237        2,608,190
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  2,239,024         08/01/06        2,131,406        2,097,147
Common Stock (B)                                                     311 shs.         08/01/06          310,976           36,110
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 104 shs.         08/01/06           93,293           12,026
                                                                                                   ------------     ------------
                                                                                                      2,535,675        2,145,283
                                                                                                   ------------     ------------
SUNDANCE INVESTCO LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A                             6,429 shs.         03/31/10             --               --
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  2,591,006         09/02/08        2,428,868        2,624,610
Redeemable Preferred Stock Series A (B)                            1,280 shs.         09/02/08           12,523           12,608
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              12,803 shs.         09/02/08          112,693             --
                                                                                                   ------------     ------------
                                                                                                      2,554,084        2,637,218
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/14/08        2,410,946        2,040,000
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   9 shs.         01/14/08           88,054             --
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,040,000
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  2,217,385         10/14/05     $  1,952,116     $  2,217,385
Common Stock (B)                                                   2,203 shs.         10/14/05            2,203        1,321,595
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                               1,192 shs.         09/30/08          568,009          715,089
                                                                                                   ------------     ------------
                                                                                                      2,522,328        4,254,069
                                                                                                   ------------     ------------
TELECORPS HOLDINGS, INC.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016                         $  3,176,506                *        2,785,539        3,017,681
Common Stock (B)                                                     270 shs.         09/02/09           10,994            8,246
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               7,906 shs.                *          327,437               79
                                                                                                   ------------     ------------
* 05/20/09 and 09/02/09.                                                                              3,123,970        3,026,006
                                                                                                   ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $  1,162,110                *        1,117,672          946,886
6.79% Term Note due 2012 (C)                                     $  1,367,598                *        1,363,147        1,260,615
8.75% Term Note due 2012 (C)                                     $      1,446                *            1,446            1,333
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 3.97% int.               **          149,176             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  72 shs.         04/28/06           59,041             --
                                                                                                   ------------     ------------
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.                                                    2,690,482        2,208,834
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013 (D)                      $  2,239,024         10/26/07        2,102,363             --
Series A Preferred Stock (B)                                         414 shs.         10/26/07          414,051             --
                                                                                                   ------------     ------------
                                                                                                      2,516,414             --
                                                                                                   ------------     ------------
TOTAL E&S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    851,351         03/02/07          838,581          808,783
13% Senior Subordinated Note due 2014 (D)                        $    598,450         03/02/07          490,608          299,225
                                                                                                   ------------     ------------
                                                                                                      1,329,189        1,108,008
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
24

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)                        $  1,773,006         10/31/07     $  1,649,939     $  1,595,705
Common Stock (B)                                                     209 shs.         10/31/07          208,589             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  94 shs.         10/31/07           87,607             --
                                                                                                   ------------     ------------
                                                                                                      1,946,135        1,595,705
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $  1,734,000         08/31/05        1,684,426        1,751,340
Common Stock (B)                                                   1,078 shs.                *        1,078,450        1,341,415
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  86 shs.         08/31/05           77,485          106,895
                                                                                                   ------------     ------------
* 08/31/05 and 04/30/07.                                                                              2,840,361        3,199,650
                                                                                                   ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  2,712,000         02/05/98        2,682,569        2,712,000
Common Stock (B)                                                     630 shs.         02/04/98          630,000          709,405
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          499,962
                                                                                                   ------------     ------------
                                                                                                      3,681,401        3,921,367
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat bed bodies, landscape bodies and other accessories.
16% Senior Subordinated Note due 2010 (D)                        $  2,309,541                *        2,141,949          577,385
Preferred Stock Series B (B)                                         241 shs.         10/20/08          241,172             --
Common Stock (B)                                                     742 shs.                *          800,860             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 153 shs.                *          159,894             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               1,054 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.                                                                              3,343,875          577,385
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                                 5,781 shs.         04/11/03           68,059          105,305
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
UMA ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $  1,773,283         02/08/08     $  1,734,623     $  1,732,752
Convertible Preferred Stock (B)                                      887 shs.         02/08/08          886,956          271,082
                                                                                                   ------------     ------------
                                                                                                      2,621,579        2,003,834
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
14.5% Senior Subordinated Note due 2012                          $  1,882,100         04/30/04        1,797,221        1,599,785
14.5% PIK Note due 2012                                          $    262,766         10/06/09          223,351          223,351
Common Stock (B)                                                     182 shs.         04/30/04          182,200             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 230 shs.         04/30/04          211,736             --
                                                                                                   ------------     ------------
                                                                                                      2,414,508        1,823,136
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    802,941         05/17/07          790,897          786,971
13% Senior Subordinated Note due 2014                            $    648,530         05/17/07          595,661          621,188
18% PIK Convertible Preferred Stock (B)                           37,381 shs.         03/13/09           72,519           58,015
Common Stock (B)                                                 123,529 shs.         05/17/07          123,529             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              35,006 shs.         05/17/07           55,055             --
                                                                                                   ------------     ------------
                                                                                                      1,637,661        1,466,174
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011 (D)                    $    161,137         07/19/04          145,091          153,080
5% Senior Subordinated PIK Note due 2011 (D)                     $    850,000         06/30/07          741,532          807,500
Class B Unit (B)                                                 767,881 uts.         10/29/09          348,058             --
Class C Unit (B)                                                 850,000 uts.         10/29/09          780,572          196,578
Limited Liability Company Unit Class A (B)                       723,465 uts.                *          433,222             --
Limited Liability Company Unit Class B (B)                       182,935 uts.         07/19/04          182,935             --
                                                                                                   ------------     ------------
*07/19/04 and 10/29/09.                                                                               2,631,410        1,157,158
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  2,230,702         11/15/07        2,185,168        2,253,009
Limited Liability Company Unit Class B (B)                           423 uts.         11/15/07          422,652          500,302
Limited Liability Company Unit Class C (B)                           423 uts.         11/15/07             --            424,668
                                                                                                   ------------     ------------
                                                                                                      2,607,820        3,177,979
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
26

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.40% int.         07/12/04     $      3,728     $       --
Common Stock (B)                                                   4,028 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          3,728             --
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
14.13% Senior Subordinated Note due 2014                         $  1,721,250         11/30/06        1,621,114        1,463,063
Common Stock (B)                                                     191 shs.         11/30/06          191,250            8,571
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  95 shs.         11/30/06           86,493            4,279
                                                                                                   ------------     ------------
                                                                                                      1,898,857        1,475,913
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $  1,159,196         05/14/07        1,071,737        1,075,235
Limited Partnership Interest (B)                                  23.16% int.         05/14/07          115,804             --
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)                                    88 shs.         05/14/07           83,462             --
                                                                                                   ------------     ------------
                                                                                                      1,271,003        1,075,235
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)                      $  2,322,844         09/08/08        2,272,882        1,161,418
Common Stock (B)                                                     283 shs.         09/08/08          283,333             --
                                                                                                   ------------     ------------
                                                                                                      2,556,215        1,161,418
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             219,366,435      185,692,381
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

March 31, 2010
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 7.41%:

BONDS - 7.36%
ACCO Brands Corporation                           10.625%    03/15/15   $    100,000  $     98,598  $    109,250
Advanced Micro Devices, Inc.                       8.125     12/15/17        750,000       714,806       777,188
American Tire Distributor (C)                      6.501     04/01/12      1,000,000       950,000       901,250
Appleton Papers, Inc.                             11.250     12/15/15        303,000       300,000       278,760
Avis Budget Car Rental LLC                         9.625     03/15/18         85,000        83,839        88,825
Cemex Finance LLC                                  9.500     12/14/16        375,000       392,762       388,068
Cenveo Corporation                                10.500     08/15/16        100,000       100,000       101,875
Clear Channel Worldwide Holdings, Inc.             9.250     12/15/17        750,000       750,000       783,750
Coffeyville Resources LLC                          9.000     04/01/15        140,000       139,315       142,450
Compucom Systems, Inc.                            12.500     10/01/15      1,330,000     1,293,843     1,409,800
CONSOL Energy, Inc.                                8.250     04/01/20         35,000        35,000        35,963
Cricket Communications, Inc.                       9.375     11/01/14        750,000       754,909       763,125
Crosstex Energy, L.P.                              8.875     02/15/18        225,000       220,345       232,031
Dae Aviation Holdings, Inc.                       11.250     08/01/15        100,000        95,500        93,500
Douglas Dynamics LLC                               7.750     01/15/12      1,010,000       954,302     1,020,100
Eastman Kodak Co.                                  9.750     03/01/18        750,000       734,844       735,000
Easton-Bell Sports, Inc.                           9.750     12/01/16        320,000       328,222       336,800
Energy Future Holdings                            10.000     01/15/20        100,000       100,000       104,000
G F S I, Inc. (C)                                 10.500     06/01/11        715,000       685,658       531,781
Gannett Company, Inc.                              9.375     11/15/17        125,000       123,228       133,750
Great Atlantic & Pacific Tea Co.                  11.375     08/01/15         75,000        73,192        73,875
Headwaters, Inc.                                  11.375     11/01/14        500,000       519,270       521,875
International Lease Finance Corporation            8.625     09/15/15        140,000       137,781       143,116
JohnsonDiversey, Inc.                              8.250     11/15/19        100,000        99,170       103,500
L B I Escrow Corporation                           8.000     11/01/17        195,000       195,000       201,825
Level 3 Financing, Inc.                           10.000     02/01/18        750,000       745,497       716,250
McClatchy Co.                                     11.500     02/15/17        275,000       271,766       281,188
N F R Energy LLC                                   9.750     02/15/17        200,000       197,466       199,500
New Communications Holdings, Inc.                  8.250     04/15/17        750,000       750,000       758,438
Packaging Dynamics Corporation of America         10.000     05/01/16      1,200,000     1,194,822       895,500
Pinnacle Foods Finance LLC                         9.250     04/01/15         75,000        75,000        76,875
Reddy Ice Corporation                             13.250     11/01/15        100,000       102,500       102,500
SandRidge Energy, Inc.                             8.000     06/01/18        360,000       363,970       342,000
SandRidge Energy, Inc.                             8.750     01/15/20        750,000       744,973       731,250
Sinclair Television Group, Inc.                    9.250     11/01/17        425,000       413,795       448,375


--------------------------------------------------------------------------------------------------------------------------------
28

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                    Market
CORPORATE RESTRICTED SECURITIES:(A)(Continued)      Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Trimas Corporation                                 9.750%    12/15/17   $     75,000  $     73,523  $     77,625
Tunica-Biloxi Gaming Authority                     9.000     11/15/15      1,075,000     1,098,686     1,021,250
T W Telecom Holdings, Inc.                         8.000     03/01/18         20,000        19,857        20,350
Univision Comunications, Inc.                     12.000     07/01/14        200,000       214,696       219,000
ViaSystems, Inc.                                  12.000     01/15/15        175,000       168,801       189,875
West Corporation                                  11.000     10/15/16        150,000       159,360       159,000
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           16,474,296    16,250,433
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             777           716          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            716          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.05%
General Motors Acceptance Corporation, Inc.                                      143        45,009       109,002
TherOX, Inc. (B)                                                                 103         4,131          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                     49,140       109,002
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                              1,168         4,254          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         4,254          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                            16,528,406    16,359,435
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $235,894,841  $202,051,816
                                                                                      ------------  ------------


----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2010
(Unaudited)

                                                  Interest     Due       Principal                    Market
CORPORATE PUBLIC SECURITIES - 19.35%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 18.34%
AMC Entertainment, Inc.                           11.000%    02/01/16   $  1,000,000  $  1,003,398  $  1,073,750
Affinia Group, Inc.                                9.000     11/30/14         50,000        48,500        49,750
American Axle & Manufacturing Holding, Inc.        7.875     03/01/17        750,000       608,625       699,375
American General Finance Corporation               6.500     09/15/17        375,000       322,500       319,609
Atlas Pipeline Partners                            8.125     12/15/15        750,000       663,750       723,750
Bally Total Fitness Holdings Corporation (F)      14.000     10/01/13        104,062        74,053            10
Berry Plastics Corporation                         8.875     09/15/14        750,000       705,000       732,188
Berry Plastics Corporation (C)                     5.000     02/15/15        500,000       477,771       477,500
Bon-Ton Stores, Inc.                              10.250     03/15/14        750,000       709,288       731,250
Boyd Gaming Corporation                            6.750     04/15/14        150,000       137,250       130,875
Boyd Gaming Corporation                            7.125     02/01/16        700,000       630,500       584,500
Brigham Exploration Co.                            9.625     05/01/14      1,000,000       970,645     1,020,000
C I T Group, Inc.                                  7.000     05/01/15        790,000       738,006       736,675
Cenveo Corporation                                 7.875     12/01/13      1,300,000     1,192,500     1,244,750
Chaparral Energy, Inc.                             8.875     02/01/17      1,000,000       991,780       915,000
Dynegy Holdings, Inc.                              7.750     06/01/19        830,000       564,400       626,650
Exide Corporation                                 10.500     03/15/13        375,000       377,395       380,625
Ford Motor Credit Co.                              7.450     07/16/31        500,000       441,500       472,500
Ford Motor Credit Co.                              8.000     06/01/14        275,000       231,833       290,125
Gencorp, Inc.                                      9.500     08/15/13        259,000       259,000       263,209
Goodyear Tire & Rubber Co.                        10.500     05/15/16        100,000        96,217       108,000
Great Lakes Dredge & Dock Corporation              7.750     12/15/13      1,000,000       948,750     1,008,750
Harrah's Operating Co.                            11.250     06/01/17        325,000       313,502       350,188
Hawker Beechcraft Acquisition Co.                  9.750     04/01/17      1,000,000     1,007,277       717,500
Hertz Corporation                                 10.500     01/01/16        750,000       775,943       805,313
Intelsat Bermuda Ltd.                              9.250     06/15/16      1,365,000     1,406,685     1,378,650
Interline Brands, Inc.                             8.125     06/15/14      1,000,000       992,541     1,030,000
International Coal Group, Inc.                     9.125     04/01/18        175,000       173,772       178,938
International Lease Finance Corporation            5.875     05/01/13        750,000       672,250       720,252
Kar Holdings, Inc.                                 8.750     05/01/14         50,000        50,000        51,000
Liberty Media Corporation                          5.700     05/15/13      1,000,000       951,610     1,000,000
Manitowoc Company, Inc.                            7.125     11/01/13        200,000       200,000       199,500
Mariner Energy, Inc.                              11.750     06/30/16        160,000       155,737       179,600
Markwest Energy Operating Co.                      6.875     11/01/14         70,000        55,578        68,600
Markwest Energy Operating Co.                      8.750     04/15/18        125,000       123,979       128,281
Michaels Stores, Inc.                             11.375     11/01/16        785,000       814,209       847,800
Nebraska Book Company, Inc.                        8.625     03/15/12        750,000       676,875       710,625

----------------------------------------------------------------------------------------------------------------
30

                                                 MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES:(A)(Continued           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Newark Group, Inc.                                 9.750%    03/15/14   $    850,000  $    796,863  $    484,500
Nortek, Inc.                                      11.000     12/01/13        175,778       173,174       188,522
North American Energy Partners                     8.750     12/01/11      1,165,000     1,170,098     1,165,000
Owens Corning, Inc.                                9.000     06/15/19         55,000        54,112        64,488
Polypore, Inc.                                     8.750     05/15/12      1,000,000       965,000     1,001,250
Pregis Corporation                                12.375     10/15/13      1,000,000       981,490     1,015,000
Quebecor Media, Inc.                               7.750     03/15/16      1,050,000       978,235     1,063,125
Quiksilver, Inc.                                   6.875     04/15/15        215,000       197,713       198,875
RailAmerica, Inc.                                  9.250     07/01/17        270,000       259,412       287,888
Rental Service Corporation                         9.500     12/01/14        750,000       728,640       742,500
Sabre Holdings Corporation                         8.350     03/15/16        500,000       455,000       475,000
Sanmina-SCI Corporation                            8.125     03/01/16        375,000       374,063       377,344
Seneca Gaming Corporation                          7.250     05/01/12        500,000       477,500       493,750
Sheridan Acquisition Corporation                  10.250     08/15/11        375,000       370,001       372,188
Speedway Motorsports, Inc.                         8.750     06/01/16         70,000        67,898        74,550
Sprint Capital Corporation                         6.900     05/01/19        625,000       575,531       571,875
Stanadyne Corporation                             10.000     08/15/14      1,000,000     1,000,000       915,000
Stewart & Stevenson LLC                           10.000     07/15/14      1,465,000     1,491,482     1,410,063
Stone Energy Corporation                           8.625     02/01/17        750,000       740,348       738,750
T X U Energy Company LLC                          10.250     11/01/15        350,000       356,170       243,250
Teck Resources Ltd.                               10.750     05/15/19         65,000        61,877        79,625
Tekni-Plex, Inc.                                   8.750     11/15/13        650,000       653,572       520,000
Tenneco, Inc.                                      8.125     11/15/15      1,100,000       540,000     1,124,750
Texas Industries, Inc.                             7.250     07/15/13         70,000        70,000        68,775
Thermadyne Holdings Corporation                   11.500     02/01/14        115,000       115,863       115,288
Ticketmaster Entertainment, Inc.                  10.750     07/28/16        500,000       500,000       557,500
Titan International, Inc.                          8.000     01/15/12      1,070,000     1,062,100     1,070,000
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       966,194       983,750
United Components, Inc.                            9.375     06/15/13      1,080,000     1,079,880     1,085,400
United Rentals, Inc.                              10.875     06/15/16        125,000       121,479       135,934
Verso Paper Holdings LLC                           9.125     08/01/14        750,000       730,313       727,500
Videotron, Ltd.                                    9.125     04/15/18         40,000        39,373        44,450
Waste Services, Inc.                               9.500     04/15/14      1,100,000     1,115,317     1,133,000
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           39,831,317    40,483,978
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
                                                                                                              31

March 31, 2010
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES:(A)(Continued           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMON STOCK - 1.00%
Chase Packaging Corporation (B)                                                9,541  $       --    $        954
CKX, Inc. (B)                                                                 97,500       784,875       597,675
Directed Electronics, Inc. (B)                                               368,560     1,856,534       165,852
El Paso Corporation (B)                                                       65,000       808,362       704,600
Intrepid Potash, Inc. (B)                                                        365        11,680        11,070
ITC^DeltaCom, Inc. (B)                                                       178,666     1,563,328       360,905
Nortek, Inc. (B)                                                                 175             1         7,000
Rue21, Inc. (B)                                                                  650        12,350        22,536
Supreme Industries, Inc.                                                     125,116       267,319       330,306
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     5,304,449     2,200,898
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.01%
Citadel Broadcasting Corporation                   4.000%    02/15/11   $    583,000       452,554        32,065
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  452,554        32,065
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 45,588,320  $ 42,716,941
                                                                                      ------------  ------------


                                                  Interest     Due       Principal                    Market
SHORT-TERM SECURITIES:                           Rate/Yield^   Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 0.91%
Ryder System, Inc.                                 0.233%    04/12/10   $  2,000,000     1,999,859     1,999,859
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $  1,999,859  $  1,999,859
                                                                                      ------------  ------------

TOTAL INVESTMENTS                                 111.79%                             $283,483,020  $246,768,616
                                                                                      ============  ------------
  Other Assets                                      4.23                                               9,332,091
  Liabilities                                     (16.02)                                            (35,364,942)
                                                  ------                                            ------------

TOTAL NET ASSETS                                  100.00%                                           $220,735,765
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/10.
(D) Defaulted security; interest not accrued.
(E) Illiquid securities. As of March 31, 2010, the value of these securities amounted to $185,692,381 or 84.12%
    of net assets.
(F) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^   Effective yield at purchase
PIK - Payment-in-kind

----------------------------------------------------------------------------------------------------------------
32

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.02%                                                      BROADCASTING & ENTERTAINMENT - 1.92%
A E Company, Inc.                              $    3,140,731          Citadel Broadcasting Corporation               $       32,065
Dae Aviation Holdings, Inc.                            93,500          CKX, Inc.                                             597,675
Gencorp, Inc.                                         263,209          Clear Channel Worldwide Holdings, Inc.                783,750
P A S Holdco LLC                                    3,915,197          Liberty Media Corporation                           1,000,000
Visioneering, Inc.                                  1,466,174          Sinclair Television Group, Inc.                       448,375
                                               --------------          Speedway Motorsports, Inc.                             74,550
                                                    8,878,811          Univision Communications, Inc.                        219,000
                                               --------------          Workplace Media Holding Co.                         1,075,235
AUTOMOBILE - 5.59%                                                                                                    --------------
American Tire Distributor                             901,250                                                              4,230,650
American Axle & Manufacturing Holding, Inc.           699,375                                                         --------------
Exide Corporation                                     380,625          BUILDINGS & REAL ESTATE - 1.13%
Goodyear Tire & Rubber Co.                            108,000          K W P I Holdings Corporation                        2,249,498
Jason, Inc.                                            48,184          Owens Corning, Inc.                                    64,488
Nyloncraft, Inc.                                      609,375          Texas Industries, Inc.                                 68,775
Ontario Drive & Gear Ltd.                             542,376          TruStile Doors, Inc.                                  105,305
Qualis Automotive LLC                               2,574,205                                                         --------------
Tenneco, Inc.                                       1,124,750                                                              2,488,066
Titan International, Inc.                           1,070,000                                                         --------------
Transtar Holding Company                            3,199,650          CHEMICAL, PLASTICS & RUBBER - 0.36%
United Components, Inc.                             1,085,400          Capital Specialty Plastics, Inc.                      795,663
                                               --------------                                                         --------------
                                                   12,343,190          CONSUMER PRODUCTS - 9.94%
                                               --------------          Aero Holdings, Inc.                                 2,893,684
BEVERAGE, DRUG & FOOD - 6.74%                                          Bravo Sports Holding Corporation                    2,380,204
Eatem Holding Company                               2,977,185          Custom Engineered Wheels, Inc.                      2,551,883
Golden County Foods Holding, Inc.                   2,082,129          Eastman Kodak Co.                                     735,000
Hospitality Mints Holding Company                   2,095,672          Easton-Bell Sports, Inc.                              336,800
L H D Europe Holding, Inc.                             24,225          G F S I, Inc.                                         531,781
Spartan Foods Holding Company                       1,915,316          JohnsonDiversey, Inc.                                 103,500
Specialty Commodities, Inc.                         2,608,190          K N B Holdings Corporation                          1,506,444
Waggin' Train Holdings LLC                          3,177,979          Kar Holdings, Inc.                                     51,000
                                               --------------          Manhattan Beachwear Holding Company                 2,983,650
                                                   14,880,696          Momentum Holding Co.                                  532,055
                                               --------------          R A J Manufacturing Holdings LLC                    2,199,821
                                                                       Reddy Ice Corporation                                 102,500
                                                                       Royal Baths Manufacturing Company                   1,110,628
                                                                       The Tranzonic Companies                             3,921,367
                                                                       Walls Industries, Inc.                                   --
                                                                                                                      --------------
                                                                                                                          21,940,317
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
CONTAINERS, PACKAGING & GLASS - 5.01%                                  DIVERSIFIED/CONGLOMERATE, SERVICE - 11.69%
Berry Plastics Corporation                     $    1,209,688          A S C Group, Inc.                              $    2,564,785
Chase Packaging Corporation                               954          A W X Holdings Corporation                          1,340,996
Flutes, Inc.                                          229,596          ACCO Brands Corporation                               109,250
Maverick Acquisition Company                          616,817          Advanced Technologies Holdings                      2,505,309
P I I Holding Corporation                           3,001,272          Affinia Group, Inc.                                    49,750
Packaging Dynamics Corporation of America             895,500          Apex Analytix Holding Corporation                   1,969,920
Paradigm Packaging, Inc.                            2,404,870          Clough, Harbour, and Associates                     2,718,099
Pregis Corporation                                  1,015,000          Crane Rental Corporation                            2,461,342
Tekni-Plex, Inc.                                      520,000          Diversco, Inc./DHI Holdings, Inc.                   2,082,021
Vitex Packaging Group, Inc.                         1,157,158          Dwyer Group, Inc.                                   1,505,049
                                               --------------          Insurance Claims Management, Inc.                     227,531
                                                   11,050,855          Interline Brands, Inc.                              1,030,000
                                               --------------          Mail Communications Group, Inc.                     1,347,027
DISTRIBUTION - 1.78%                                                   Nesco Holdings Corporation                          2,742,260
Duncan Systems, Inc.                                1,499,241          Northwest Mailing Services, Inc.                    2,627,877
F C X Holdings Corporation                          2,432,491          Pearlman Enterprises, Inc.                               --
                                               --------------          Sabre Holdings Corporation                            475,000
                                                    3,931,732          Videotron, Ltd.                                        44,450
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE, MANUFACTURING-                                                                                  25,800,666
7.80%                                                                                                                 --------------
A H C Holding Company, Inc.                         2,832,704          ELECTRONICS - 0.68%
Arrow Tru-Line Holdings, Inc.                       1,518,628          Connecticut Electric, Inc.                            957,582
C D N T, Inc.                                       1,358,324          Directed Electronics, Inc.                            165,852
Douglas Dynamics LLC                                1,020,100          Sanmina-SCI Corporation                               377,344
Great Lakes Dredge & Dock Corporation               1,008,750                                                         --------------
Headwaters, Inc.                                      521,875                                                              1,500,778
K P I Holdings, Inc.                                1,579,892                                                         --------------
MEGTEC Holdings, Inc.                               2,065,000          FINANCIAL SERVICES - 1.86%
Milwaukee Gear Company                              2,118,461          American General Finance Corporation                  319,609
Nortek, Inc.                                          195,522          C I T Group, Inc.                                     736,675
Polypore, Inc.                                      1,001,250          Cemex Finance LLC                                     388,068
Postle Aluminum Company LLC                            67,828          Ford Motor Credit Co.                                 762,625
Thermadyne Holdings Corporation                       115,288          General Motors Acceptance Corporation, Inc.           109,002
Trimas Corporation                                     77,625          Hawker Beechcraft Acquisition Co.                     717,500
Truck Bodies & Equipment International                577,385          Highgate Capital LLC                                     --
Xaloy Superior Holdings, Inc.                       1,161,418          International Lease Finance Corporation               863,368
                                               --------------          L B I Escrow Corporation                              201,825
                                                   17,220,050                                                         --------------
                                               --------------                                                              4,098,672
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
34

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
HEALTHCARE, EDUCATION & CHILDCARE - 3.28%                              MACHINERY - 9.38%
American Hospice Management Holding LLC        $    3,996,315          A S A P Industries LLC                         $    1,250,212
F H S Holdings LLC                                    597,656          Davis-Standard LLC                                  2,695,321
Synteract Holdings Corporation                      2,637,218          E S P Holdco, Inc.                                  2,215,761
Touchstone Health Partnership                            --            K-Tek Holdings Corporation                          2,765,725
                                               --------------          M V I Holding, Inc.                                 1,182,441
                                                    7,231,189          Manitowoc Company, Inc.                               199,500
                                               --------------          Navis Global                                          181,796
HOME & OFFICE FURNISHINGS, HOUSEWARES, AND                             NetShape Technologies, Inc.                         1,186,878
DURABLE CONSUMER PRODUCTS - 9.38%                                      Pacific Consolidated Holdings LLC                   1,157,382
Connor Sport Court International, Inc.              2,614,058          Power Services Holding Company                      2,382,263
H M Holding Company                                   342,550          R E I Delaware Holding, Inc.                        2,583,999
Home Decor Holding Company                          2,365,196          Safety Speed Cut Manufacturing Company, Inc.          247,257
Justrite Manufacturing Acquisition Co.              1,757,306          Stanadyne Corporation                                 915,000
K H O F Holdings, Inc.                              2,705,685          Stewart & Stevenson LLC                             1,410,063
Monessen Holding Corporation                        1,671,395          Supreme Industries, Inc.                              330,306
Quiksilver, Inc.                                      198,875                                                         --------------
Stanton Carpet Holding Co.                          2,145,283                                                             20,703,904
Transpac Holding Company                            1,595,705                                                         --------------
U M A Enterprises, Inc.                             2,003,834          MEDICAL DEVICES/BIOTECH - 4.06%
U-Line Corporation                                  1,823,136          Coeur, Inc.                                         1,367,113
Wellborn Forest Holding Co.                         1,475,913          E X C Acquisition Corporation                         196,205
                                               --------------          ETEX Corporation                                         --
                                                   20,698,936          MedSystems Holdings LLC                             1,447,242
                                               --------------          MicroGroup, Inc.                                    2,282,772
LEISURE, AMUSEMENT, ENTERTAINMENT - 3.18%                              OakRiver Technology, Inc.                           1,110,933
A M C Entertainment, Inc.                           1,073,750          Precision Wire Holding Company                      2,565,973
Bally Total Fitness Holding Corporation                    10          TherOX, Inc.                                             --
Boyd Gaming Corporation                               715,375                                                         --------------
Harrah's Operating Escrow LLC                         350,188                                                              8,970,238
Savage Sports Holding, Inc.                         2,807,763                                                         --------------
Seneca Gaming Corporation                             493,750          MINING, STEEL, IRON & NON-PRECIOUS
Ticketmaster Entertainment, Inc.                      557,500          METALS - 1.41%
Tunica-Biloxi Gaming Authority                      1,021,250          T H I Acquisition, Inc.                             2,040,000
                                               --------------          Teck Resources Ltd.                                    79,625
                                                    7,019,586          Tube City IMS Corporation                             983,750
                                               --------------                                                         --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  35

March 31, 2010
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
NATURAL RESOURCES - 1.65%                                              RETAIL STORES - 1.60%
Appleton Papers, Inc.                          $      278,760          Bon-Ton Stores, Inc.                           $      731,250
Cenveo Corporation                                  1,346,625          Great Atlantic & Pacific Tea Co.                       73,875
CONSOL Energy, Inc.                                    35,963          Michaels Stores, Inc.                                 847,800
International Coal Group, Inc.                        178,938          Nebraska Book Company, Inc.                           710,625
Intrepid Potash, Inc.                                  11,070          Olympic Sales, Inc.                                   199,361
SandRidge Energy, Inc.                              1,073,250          Pinnacle Foods Finance LLC                             76,875
Verso Paper Holdings LLC                              727,500          Rental Service Corporation                            742,500
                                               --------------          Rue21, Inc.                                            22,536
                                                    3,652,106          United Rentals, Inc.                                  135,934
                                               --------------                                                         --------------
OIL & GAS - 3.96%                                                                                                          3,540,756
Atlas Pipeline Partners                               723,750                                                         --------------
Brigham Exploration Co.                             1,020,000          TECHNOLOGY - 3.02%
Coffeyville Resources LLC                             142,450          Advanced Micro Devices, Inc.                          777,188
Chaparral Energy, Inc.                                915,000          Compucom Systems, Inc.                              1,409,800
International Offshore Services LLC                 2,551,163          Sencore Holding Company                             1,628,915
Mariner Energy, Inc.                                  179,600          Smart Source Holdings LLC                           2,656,500
N F R Energy LLC                                      199,500          ViaSystems, Inc.                                      189,875
North American Energy Partners                      1,165,000                                                         --------------
Stone Energy Corporation                              738,750                                                              6,662,278
Total E & S, Inc.                                   1,108,008                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 4.07%
                                                    8,743,221          All Current Holding Company                         1,239,674
                                               --------------          Cricket Communications, Inc.                          763,125
PHARMACEUTICALS - 1.25%                                                Intelsat Bermuda Ltd.                               1,378,650
CorePharma LLC                                      2,756,157          ITC^DeltaCom, Inc.                                    360,905
                                               --------------          Level 3 Financing, Inc.                               716,250
PUBLISHING/PRINTING - 1.06%                                            New Communications Holdings, Inc.                     758,438
Gannett Company, Inc.                                 133,750          Sprint Capital Corporation                            571,875
McClatchy Co.                                         281,188          Sundance Investco LLC                                    --
Newark Group, Inc.                                    484,500          T W Telecom Holdings, Inc.                             20,350
Quebecor Media, Inc.                                1,063,125          Telecorps Holdings, Inc.                            3,026,006
Sheridan Acquisition Corporation                      372,188          West Corporation                                      159,000
                                               --------------                                                         --------------
                                                    2,334,751                                                              8,994,273
                                               --------------                                                         --------------


See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
36

                                                  MassMutual Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2010
(Unaudited)

                                                 Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value
                                               --------------
TRANSPORTATION - 3.51%
Avis Budget Car Rental LLC                     $       88,825
Hertz Corporation                                     805,313
NABCO, Inc.                                           312,500
RailAmerica, Inc.                                     287,888
Ryder System, Inc.                                  1,999,859
Tangent Rail Corporation                            4,254,069
                                               --------------
                                                    7,748,454
                                               --------------
UTILITIES - 0.95%
Crosstex Energy, L.P.                                 232,031
Dynegy Holdings, Inc.                                 626,650
El Paso Corporation                                   704,600
Energy Future Holdings                                104,000
Markwest Energy Operating Co.                         196,881
T X U Energy Company LLC                              243,250
                                               --------------
                                                    2,107,412
                                               --------------
WASTE MANAGEMENT / POLLUTION - 1.51%
Terra Renewal LLC                                   2,208,834
Torrent Group Holdings, Inc.                             --
Waste Services, Inc.                                1,133,000
                                               --------------
                                                    3,341,834

TOTAL INVESTMENTS - 111.79%                    $  246,768,616
                                               --------------




See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(UNAUDITED)

1. HISTORY
   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:
   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"), or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors
--------------------------------------------------------------------------------
38

                                                  MassMutual Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

   referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $185,692,381 (84.12% of net assets) as of March 31, 2010 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2010, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("U.S. GAAP"), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

      Level 1:  quoted prices in active markets for identical securities

      Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2010:

  ASSETS:                     TOTAL       LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
 Restricted Securities
  Bonds                   $172,475,637   $     --     $16,250,433   $156,225,204
  Common Stock              14,979,242         --            --       14,979,242
  Preferred Stock            7,281,180         --         109,002      7,172,178
  Partnerships and LLCs      7,315,757         --            --        7,315,757
 Public Securities
  Bonds                     40,516,042         --      40,516,032             10
  Common Stock               2,200,899    2,193,899         7,000           --
 Short-term Securities       1,999,859         --       1,999,859           --
--------------------------------------------------------------------------------
TOTAL                     $246,768,616   $2,193,899   $58,882,324   $185,692,391

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                                                                    Unrealized
                                                     Total gains     Purchases,                                   gains & losses
                                    Beginning         or losses   sales, issuances Transfers in       Ending       in net income
                                     balance          (realized/    & settlements      and/or        balance at     from assets
Assets:                           at 12/31/2009       unrealized)       (net)      out of Level 3    03/31/2010      still held
---------------------------------------------------------------------------------------------------------------------------------
 Restricted Securities
  Bonds                            $152,772,751     $ (1,041,323)     $5,443,176     $ (949,400)    $156,225,204    $ (1,080,381)
  Common Stock                       14,693,318         (822,055)      1,107,979           --         14,979,242        (822,055)
  Preferred Stock                     6,638,626          531,187           2,365           --          7,172,178         531,187
  Partnerships and LLCs               6,678,496          610,002          27,259           --          7,315,757         610,002
 Public Securities Bonds                     10             --              --             --                 10            --
---------------------------------------------------------------------------------------------------------------------------------
                                   $180,783,201     $   (722,189)     $6,580,779     $ (949,400)    $185,692,391    $   (761,247)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                39

(UNAUDITED)

   B. ACCOUNTING FOR INVESTMENTS:
   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized   gains   and  losses  on  investment  transactions  and  unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:
   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the three months ended March 31, 2010, the MMCI Subsidiary Trust has accrued income tax expense of $1,298.

   Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of March 31, 2010, the MMCI subsidiary Trust has a deferred tax liability of $138,845.

   Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust's financial position and results of operations for the three months ended March 31, 2010.

   E. DISTRIBUTIONS TO SHAREHOLDERS:
   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:
   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the three months ended March 31, 2010, there were no credit balances used to reduce custodian fees.

--------------------------------------------------------------------------------
40

                                                  MassMutual Corporate Investors
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

3. INVESTMENT SERVICES CONTRACT

   A. SERVICES:
   Under an Investment Services Contract (the "Contract") with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:
   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS
   MassMutual holds the Trust's $30,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2010, the Trust incurred total interest expense on the Note of $396,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5. PURCHASES AND SALES OF INVESTMENTS

                                                      FOR THE THREE
                                                       MONTHS ENDED
                                                        03/31/2010
                                              ---------------------------------
                                                                     PROCEEDS
                                                 COST OF               FROM
                                               INVESTMENTS           SALES OR
                                                ACQUIRED            MATURITIES
                                              ------------         ------------
   Corporate restricted securities            $ 11,882,850         $  2,082,613
   Corporate public securities                   9,878,542            6,472,063

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2010. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2010 is $36,714,404 and consists of $19,603,824 appreciation and $56,318,228 depreciation.

   Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $138,845 on net unrealized gains on the MMCI Subsidiary Trust.











--------------------------------------------------------------------------------

                     This page is intentionally left blank

                     This page is intentionally left blank

                     This page is intentionally left blank

                                                  MassMutual Corporate Investors

MEMBERS OF THE BOARD OF           DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
TRUSTEES
                                  MassMutual   Corporate   Investors  offers  a
Donald Glickman                   Dividend Reinvestment and Share Purchase Plan
                                  (the  "Plan"). The Plan provides a simple way
Robert E. Joyal                   for  shareholders to add to their holdings in
                                  the  Trust  through  the  receipt of dividend
William J. Barrett                shares  issued  by  the  Trust or through the
                                  investment  of cash dividends in Trust shares
Michael H. Brown*                 purchased  in  the open market. A shareholder
                                  may  join the Plan by filling out and mailing
Donald E. Benson*                 an    authorization   card   to   Shareholder
                                  Financial Services, Inc., the Transfer Agent.
Dr. Corine T. Norgaard*
                                  Participating  shareholders  will continue to
Clifford M. Noreen                participate  until  they  notify the Transfer
                                  Agent,   in   writing,  of  their  desire  to
Martin T. Hart                    terminate participation. Unless a shareholder
                                  elects  to participate in the Plan, he or she
Maleyne M. Syracuse               will,  in  effect,  have  elected  to receive
                                  dividends    and   distributions   in   cash.
*Member of the Audit committee    Participating   shareholders  may  also  make
                                  additional  contributions  to  the  Plan from
OFFICERS                          their  own  funds.  Such contributions may be
                                  made  by  personal check or other means in an
Clifford M. Noreen                amount not less than $10 nor more than $5,000
Chairman                          per   quarter.  Cash  contributions  must  be
                                  received  by the Transfer Agent at least five
Michael L. Klofas                 days  (but  no  more then 30 days) before the
President                         payment date of a dividend or distributions.

James M. Roy                      Whenever   the   Trust  declares  a  dividend
Vice President & Chief            payable  in  cash  or  shares,  the  Transfer
Financial Officer                 Agent, acting on behalf of each participating
                                  shareholder, will take the dividend in shares
Patricia J. Walsh                 only if the net asset value is lower than the
Vice President, Secretary         market  price  plus  an  estimated  brokerage
& Chief Legal Officer             commission as of the close of business on the
                                  valuation  day. The valuation day is the last
Jill A. Fields                    day preceding the day of dividend payment.
Vice President
                                  When  the  dividend is to be taken in shares,
Michael P. Hermsen                the  number  of  shares  to  be  received  is
Vice President                    determined  by  dividing the cash dividend by
                                  the  net  asset  value  as  of  the  close of
Mary Wilson Kibbe                 business on the valuation date or, if greater
Vice President                    than  net  asset  value,  95%  of the closing
                                  share  price.  If  the net asset value of the
Richard E. Spencer, II            shares  is  higher than the market value plus
Vice President                    an  estimated commission, the Transfer Agent,
                                  consistent  with obtaining the best price and
Daniel J. Florence                execution, will buy shares on the open market
Treasurer                         at current prices promptly after the dividend
                                  payment date.
John T. Davitt, Jr.
Comptroller                       The  reinvestment  of  dividends does not, in
                                  anyway, relieve participating shareholders of
                                  any  federal, state or local tax. For federal
                                  income tax purposes, the amount reportable in
                                  respect    of    a   dividend   received   in
                                  newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

                                  As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

                                  Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

MassMutual
Corporate Investors
























CI5074